Derivatives - Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	₩ 1,217,304	₩ 996,275	₩ 685,340
Carrying value of liabilities	[1]	8,984,247	9,167,678	9,224,390
Assets of Cumulative fair value hedge adjustment		(7,991)	11,271	41,643
Liabilities of Cumulative fair value hedge adjustment		(373,328)	(540,967)	(579,315)
Changes if fair value in the period		(120,061)	(45,264)	(240,965)
Cash flow hedge reserve		0	0	0
Foreign currency conversion reserves		0	0	0
Fair value hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	380,113	480,273	544,706
Carrying value of liabilities	[1]	0	0	0
Assets of Cumulative fair value hedge adjustment		0	0	0
Liabilities of Cumulative fair value hedge adjustment		0	0	0
Changes if fair value in the period		278	44,094	1,313
Cash flow hedge reserve		0	0	0
Foreign currency conversion reserves		0	0	0
Fair value hedges | Other Price Risk Loans [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	0	5,809	5,809
Carrying value of liabilities	[1]	0	0	0
Assets of Cumulative fair value hedge adjustment		(5,905)	(1,548)	(1,548)
Liabilities of Cumulative fair value hedge adjustment		0	0	0
Changes if fair value in the period		(4,357)	(1,548)	(1,548)
Cash flow hedge reserve		0	0	0
Foreign currency conversion reserves		0	0	0
Cash Flow Hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	438,011	357,441	641,750
Carrying value of liabilities	[1]	349,941	749,708	1,029,542
Assets of Cumulative fair value hedge adjustment		0	0	0
Liabilities of Cumulative fair value hedge adjustment		0	0	0
Changes if fair value in the period		2,303	(3,449)	(11,068)
Cash flow hedge reserve		(187,801)	25,943	26,648
Foreign currency conversion reserves		0	0	0
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	3,629,809	2,971,800	2,490,098
Carrying value of liabilities	[1]	6,030,836	5,045,127	2,342,230
Assets of Cumulative fair value hedge adjustment		0	0	0
Liabilities of Cumulative fair value hedge adjustment		0	0	0
Changes if fair value in the period		234,512	773,828	69,784
Cash flow hedge reserve		(57,429)	(8,638)	(17,812)
Foreign currency conversion reserves		0	0	0
Hedges of net investment | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	0	0	0
Carrying value of liabilities	[1]	0	0	0
Assets of Cumulative fair value hedge adjustment		0	0	0
Liabilities of Cumulative fair value hedge adjustment		0	0	0
Changes if fair value in the period		(59,096)	221,221	3,903
Cash flow hedge reserve		0	0	0
Foreign currency conversion reserves		₩ 125,194	₩ 184,291	₩ (36,931)

[1]	The related account categories are presented in the amounts of borrowings, bonds, and others.